Schedule of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 12,611	$ 18,386	$ 19,080
Additions	1,481	2,047	1,308
Decreases	(1,258)	(7,481)	(30)
Decrease in disposal of a subsidiary	(1)	(64)	(80)
Foreign exchange impact	(284)	(277)	(1,892)
Balance at end of the period	$ 12,549	$ 12,611	$ 18,386